PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 004 - Shares of registered investment companies - EBP, Trustee	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Professional, legal, and accounting fees	$ 466,648
Revenue used to offset expenses	169,212
Recordkeeping expenses and fees	1,313,801
Investment income	242,380,563
Interest income	$ 3,124,442